Management Fees, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Related Party Transaction [Line Items]
Fees from affiliated Owner	$ 2,994	$ 2,994		$ 3,542
Fees from unaffiliated Owners	10,073	8,556		10,252
Management fees	14,994	13,420	[1],[2]	15,610
Fees from Owners
Related Party Transaction [Line Items]
Management fees	13,067	11,550		13,794
Other Fees
Related Party Transaction [Line Items]
Management fees	$ 1,927	$ 1,870		$ 1,816

[1]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).